Anfield U.S. Equity Sector Rotation ETF

(AESR)

Anfield Dynamic Fixed Income ETF

(ADFI)

Each a Series of Two Roads Shared Trust (the “Trust”)

Supplement dated November 18, 2020 to the Prospectus, Summary Prospectus

and Statement of Additional Information (“SAI”), each dated November 17, 2019, as supplemented March 27, 2020 and July 14, 2020

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This Supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus and SAI and should be read in conjunction with the Prospectus, Summary Prospectuses and SAI. This Supplement supersedes any information to the contrary in the Prospectus, Summary Prospectuses and SAI.

On March 5, 2020, the Trust’s Board of Trustees approved an extension of the Operating Expenses Limitation and Security Agreement (the “Agreement”) between Regents Park Funds, LLC (the “Adviser”) and the Trust, on behalf of the Anfield U.S. Equity Sector Rotation ETF and the Anfield Dynamic Fixed Income ETF (each, a “Fund”), under which the Adviser has contractually agreed to reduce each Fund’s fees and/or absorb expenses of the Funds until at least February 28, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation) will not exceed 1.30% of average daily net assets. The Agreement is effective as of March 5, 2020.

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This Supplement and the existing Prospectus, Summary Prospectuses and SAI, each dated November 17, 2019, as supplemented March 27, 2020 and July 14, 2020, provide relevant information for all shareholders and should be retained for future reference. The Prospectus, Summary Prospectuses and the SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-866-866-4848.